1999 Annual Report

T. Rowe Price Variable Annuity
Issued by
First Security Benefit Life Insurance and
Annuity Company of New York

                                 T. ROWE PRICE
                            VARIABLE ANNUITY ACCOUNT
                               OF FIRST SECURITY
                             BENEFIT LIFE INSURANCE
                              AND ANNUITY COMPANY
                                  OF NEW YORK
                              FINANCIAL STATEMENTS


                          YEAR ENDED DECEMBER 31, 1999


CONTENTS
Report of Independent Auditors ..............................................  2
Audited Financial Statements
  Balance Sheets ............................................................  3
  Statements of Operations and Changes in Net Assets ........................  4
Notes to Financial Statements ...............................................  5

The T. Rowe Price No-Load Variable Annuity is issued by First Security Benefit Life Insurance and Annuity Company of New York, White Plains, NY (policy number FSB201 11/96). FSBL and the T. Rowe Price companies are not affiliated.

REPORT OF INDEPENDENT AUDITORS
--------------------------------------------------------------------------------

The Contract Owners of T. Rowe Price Variable Annuity
Account of First Security Benefit Life Insurance and
Annuity Company of New York and The Board of
Directors of First Security Benefit Life Insurance and
Annuity Company of New York

We have audited the accompanying individual and combined balance sheets of T. Rowe Price Variable Annuity Account of First Security Benefit Life Insurance and Annuity Company of New York (comprised of the individual series as indicated therein) as of December 31, 1999, and the related statements of operations and changes in net assets for the year then ended. These financial statements are the responsibility of First Security Benefit Life Insurance and Annuity Company of New York's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of December 31, 1999, by correspondence with the transfer agent. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the individual and combined financial position of the individual series of T. Rowe Price Variable Annuity Account of First Security Benefit Life Insurance and Annuity Company of New York at December 31, 1999, and the individual and combined results of their operations and changes in their net assets for the year then ended in conformity with accounting principles generally accepted in the United States.

                                                               Ernst & Young LLP

February 4, 2000
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BALANCE SHEETS
--------------------------------------------------------------------------------
T. Rowe Price Variable Annuity Account of First Security Benefit Life Insurance and Annuity Company of New York
December 31, 1999 (DOLLARS IN THOUSANDS - EXCEPT PER SHARE AND UNIT VALUES)

ASSETS
Investments:
  T. Rowe Price Portfolios:
    New America Growth Portfolio - 167,990 shares at net
      asset value of $26.18 per share (cost, $3,597)..................   $ 4,398
    International Stock Portfolio - 133,205 shares at net
      asset value of $19.04 per share (cost, $1,840)..................     2,536
    Equity Income Portfolio - 346,304 shares at net asset
      value of $18.73 per share (cost, $6,318)........................     6,486
    Personal Strategy Balanced Portfolio - 108,900 shares
      at net asset value of $16.00 per share (cost, $1,668)...........     1,742
    Limited-Term Bond Portfolio - 94,651 shares at net
      asset value of $4.79 per share (cost, $470).....................       453
    Mid-Cap Growth Portfolio - 189,832 shares at net asset
      value of $17.46 per share (cost, $2,546)........................     3,314
    Prime Reserve Portfolio - 1,137,023 shares at net
      asset value of $1.00 per share (cost, $1,137)...................     1,137
                                                                          ------
Combined assets.......................................................   $20,066
                                                                          ======

NET ASSETS
Net assets are represented by (NOTE 3):
                                             NUMBER    UNIT
                                            OF UNITS   VALUE    AMOUNT
                                            --------   -----    ------
   New America Growth Subaccount:
     Accumulation units..................   172,664    $25.47            $ 4,398

   International Stock Subaccount:
     Accumulation units..................   126,636     19.99   $2,532
     Annuity reserves....................       212     19.99        4     2,536
                                                                 -----
   Equity Income Subaccount:
     Accumulation units..................   307,417     21.07    6,478
     Annuity reserves....................       376     21.07        8     6,486
                                                                 -----
   Personal Strategy Balanced Subaccount:
     Accumulation units..................    89,204     19.44    1,734
     Annuity reserves....................       404     19.44        8     1,742
                                                                 -----
   Limited-Term Bond Subaccount:
     Accumulation units..................    35,572     12.39      441
     Annuity reserves....................       959     12.39       12       453
                                                                 -----
   Mid-Cap Growth Subaccount:
     Accumulation units..................   187,779     17.65              3,314

   Prime Reserve Subaccount:
     Accumulation units..................    99,390     11.44              1,137
                                                                          ------
Combined net assets......................                                $20,066
                                                                          ======
See accompanying notes.

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
T. Rowe Price Variable Annuity Account
of First Security Benefit Life Insurance and Annuity Company of New York
Year Ended December 31, 1999 (IN THOUSANDS)

                                                             NEW AMERICA        INTERNATIONAL    EQUITY INCOME    PERSONAL STRATEGY
                                                          GROWTH SUBACCOUNT   STOCK SUBACCOUNT    SUBACCOUNT     BALANCED SUBACCOUNT
                                                          --------------------------------------------------------------------------
Dividend distributions.................................        $  ---              $    9            $  127            $   52
Expenses (NOTE 2):
  Mortality and expense risk fee.......................           (23)                (11)              (38)              (10)
                                                          --------------------------------------------------------------------------
Net investment income (loss)...........................           (23)                 (2)               89                42

Capital gain distributions.............................           252                  29               287               102
Realized gain (loss) on investments....................           346                  80               349                50
Unrealized appreciation (depreciation) on investments..          (101)                514              (526)              (64)
                                                          --------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments.           497                 623               110                88
                                                          --------------------------------------------------------------------------
Net increase in net assets resulting from operations...           474                 621               199               130
Net assets at beginning of year........................         4,273               1,907             6,972             1,707
Variable annuity deposits (NOTES 2 AND 3) .............           625                 340               700               178
Terminations and withdrawals (NOTES 2 AND 3)...........          (974)               (332)           (1,385)             (273)
Annuity payments (NOTES 2 AND 3).......................           ---                 ---               ---               ---
                                                          --------------------------------------------------------------------------
Net assets at end of year..............................        $4,398              $2,536            $6,486            $1,742
                                                          ==========================================================================

                                                           LIMITED-TERM     MID-CAP GROWTH   PRIME RESERVE
                                                          BOND SUBACCOUNT     SUBACCOUNT       SUBACCOUNT    COMBINED
                                                          -----------------------------------------------------------
Dividend distributions.................................       $  27             $  ---          $   53       $   268
Expenses (NOTE 2):
  Mortality and expense risk fee.......................          (3)               (14)             (6)         (105)
                                                          -----------------------------------------------------------
Net investment income (loss)...........................          24                (14)             47           163

Capital gain distributions.............................         ---                 33             ---           703
Realized gain (loss) on investments....................          (3)               165             ---           987
Unrealized appreciation (depreciation) on investments..         (21)               410             ---           212
                                                          -----------------------------------------------------------
Net realized and unrealized gain (loss) on investments.         (24)               608             ---         1,902
                                                          -----------------------------------------------------------
Net increase in net assets resulting from operations...         ---                594              47         2,065
Net assets at beginning of year........................         515              2,228           1,093        18,695
Variable annuity deposits (NOTES 2 AND 3) .............         167                926             490         3,426
Terminations and withdrawals (NOTES 2 AND 3)...........        (229)              (434)           (493)       (4,120)
Annuity payments (NOTES 2 AND 3).......................         ---                ---             ---           ---
                                                          -----------------------------------------------------------
Net assets at end of year..............................       $ 453             $3,314          $1,137       $20,066
                                                          ===========================================================
See accompanying notes.

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
T. Rowe Price Variable Annuity Account of
First Security Benefit Life Insurance and
Annuity Company of New York
December 31, 1999

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

    ORGANIZATION

    T. Rowe Price Variable Annuity Account (the Account) is a separate account of First Security Benefit Life Insurance and Annuity Company of New York
    (FSBL). The Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended. The Account currently is divided into seven subaccounts. Each subaccount invests exclusively in shares of a single corresponding mutual fund or series thereof. Purchase payments received by the Account are invested in one of the Portfolios of either T. Rowe Price Equity Series, Inc., T. Rowe Price Fixed Income Series, Inc., or
    T. Rowe Price International Series, Inc., mutual funds not otherwise available to the public. As directed by the owners, purchase payments are invested in shares of New America Growth Portfolio - emphasis on long-term capital growth through investments in common stocks of domestic companies, International Stock Portfolio - emphasis on long-term capital growth through investments in common stocks of established foreign companies, Equity Income Portfolio - emphasis on substantial dividend income and capital appreciation by investing primarily in dividend-paying common stocks, Personal Strategy Balanced Portfolio - emphasis on both capital appreciation and income, Limited-Term Bond Portfolio - emphasis on income with moderate price fluctuation by investing in short- and intermediate-term investment-grade debt securities, Mid-Cap Growth Portfolio - emphasis on long-term capital appreciation through investments in common stocks of medium-sized growth companies and Prime Reserve Portfolio - emphasis on preservation of capital and liquidity while generating current income by investing primarily in high-quality money market securities.

    T. Rowe Price Associates, Inc. (T. Rowe Price) serves as the investment adviser to each portfolio except the International Stock Portfolio, which is managed by Rowe Price-Fleming International, Inc., an affiliate of T. Rowe Price. The investment adviseers are responsible for managing the portfolios' assets in accordance with the terms of the investment advisory contracts.

    INVESTMENT VALUATION

    Investments in mutual fund shares are carried in the balance sheet at market value (net asset value of the underlying mutual fund). The first-in, first-out cost method is used to determine gains and losses. Security transactions are accounted for on the trade date.

    The cost of investments purchased and proceeds from investments sold during the year ended December 31 were as follows:

                                                      COST OF        PROCEEDS
                                                     PURCHASES      FROM SALES
                                                     ---------      ----------
                                                          (IN THOUSANDS)
    New America Growth Portfolio..................     $  945         $1,065
    International Stock Portfolio.................        380            345
    Equity Income Portfolio.......................      1,202          1,511
    Personal Strategy Balanced Portfolio..........        346            297
    Limited-Term Bond Portfolio...................        196            234
    Mid-Cap Growth Portfolio......................      1,005            494
    Prime Reserve Portfolio.......................        543            499

    ANNUITY RESERVES

    Annuity reserves relate to contracts that have matured and are in the payout stage. Such reserves are computed on the basis of published mortality tables using assumed interest rates that will provide reserves as prescribed by law. In cases where the payout option selected is life contingent, FSBL periodically recalculates the required annuity reserves, and any resulting adjustment is either charged or credited to FSBL and not to the Account.

    REINVESTMENT OF DIVIDENDS

    Dividend and capital gains distributions paid by the mutual fund to the Account are reinvested in additional shares of each respective portfolio. Dividend income and capital gains distributions are recorded as income on the ex-dividend date.

    FEDERAL INCOME TAXES

    The operations of the Account are a part of the operations of FSBL. Under current law, no federal income taxes are allocated by FSBL to the operations of the Account.

    USE OF ESTIMATES

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

2.  VARIABLE ANNUITY CONTRACT CHARGES

    Mortality and expense risks assumed by FSBL are compensated for by a fee equivalent to an annual rate of 0.55% of the average daily net assets of each account.

    When applicable, an amount for state premium taxes is deducted as provided by pertinent state law either from the purchase payments or from the amount applied to effect an annuity at the time annuity payments commence.

3.  SUMMARY OF UNIT TRANSACTIONS

                                                                  (IN THOUSANDS)
    New America Growth Subaccount:
       Variable annuity deposits.................................       26
       Terminations, withdrawals and annuity payments............       42

    International Stock Subaccount:
       Variable annuity deposits.................................       21
       Terminations, withdrawals and annuity payments............       20

    Equity Income Subaccount:
       Variable annuity deposits.................................       32
       Terminations, withdrawals and annuity payments............       66

    Personal Strategy Balanced Subaccount:
       Variable annuity deposits.................................       10
       Terminations, withdrawals and annuity payments............       15

    Limited-Term Bond Subaccount:
       Variable annuity deposits.................................       13
       Terminations, withdrawals and annuity payments............       18

    Mid-Cap Growth Subaccount:
       Variable annuity deposits.................................       61
       Terminations, withdrawals and annuity payments............       29

    Prime Reserve Subaccount:
       Variable annuity deposits.................................       44
       Terminations, withdrawals and annuity payments............       44